Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)

Customer relationship	$164,226	$172,614
License	2,075,215	2,181,213
Non-Compete Agreements	2,567,892	2,699,056
Less: Accumulated amortization	2,287,842	1,929,489
	$2,519,491	$3,123,394

Amortization expenses totaled $467,400 and $468,045 for the six months ended June 30, 2022 and 2021, respectively.

The following table sets forth the Company’s amortization expenses for the six months ending June 30 of the following years:

2023	$424,747
2024	103,761
2025	103,761
2026	103,761
2027	103,761
Thereafter	207,522
$1,047,313

14. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2021	December 31, 2020
Customer relationship	$172,614	$168,583
License	2,181,213	2,130,269
Non-Compete Agreements	2,699,056	2,636,015
Less: Accumulated amortization	1,929,489	957,000
	$3,123,394	$3,977,867

Amortization expenses totaled $938,900, $877,245 and $33,138 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2022	$948,689
2023	872,550
2024	218,121
2025	218,121
2026	218,121
Thereafter	647,792
$3,123,394